Pension And Other Postretirement Employee Benefits (OPEB) Plans (Funded Status) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at end of year	$ (3,379)	$ (2,857)	$ (3,038)
Fair value of assets at end of year	2,454	2,271	2,327
Funded status at end of year	(925)	(586)
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at end of year	(1,054)	(924)	(913)
Fair value of assets at end of year	161	179	$ 190
Funded status at end of year	$ (893)	$ (745)